SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of segment profitability and reconciliation to consolidated net loss and comprehensive loss

	Year Ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(15,527)	(27,236)	(15,913)
Research And Development Adjusted EBITDA	(37,247)	(23,501)	(23,048)
Financial expenses (income), net	16,609	12,489	(897)
Share-based compensation to employees and service providers	10,212	4,202	3,027
Depreciation	1,914	1,710	997
Amortization and impairment of intangible assets	16,235	7,035	216
Consolidated Comprehensive loss	(97,744)	(76,173)	(42,304)

Schedule of percentages of total net revenues from major customers

	Year Ended December 31,
	2021	2020	2019
Customer A	32%	35%
Customer B	31%	28%
Customer C	32%	35%	10%
Customer D			45%
Customer E			18%